WORKERS' COMPENSATION INSURANCE AND RESERVES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
WORKERS' COMPENSATION INSURANCE AND RESERVES

NOTE 5 – WORKERS' COMPENSATION INSURANCE AND RESERVES

We provide our temporary workers and our regular employees with workers' compensation insurance.  On April 1, 2011 we changed workers’ compensation carriers to Zurich American Insurance Company (Zurich). The policy with Zurich is a guaranteed cost plan, which is in contrast to our previous coverage where we were substantially self-insured through a large deductible or retro based policy. Zurich now provides workers compensation coverage in all states in which we operate other than Washington and North Dakota. For workers' compensation claims originating in Washington and North Dakota, monopolistic jurisdictions, we pay workers' compensation insurance premiums and obtain full coverage under state government administered programs. Accordingly, our financial statements reflect only the mandated workers' compensation insurance premium liability for workers' compensation claims in these jurisdictions.

Prior to Zurich, we maintained workers' compensation policies through AMS Staff Leasing II (AMS) for coverage in the non-monopolistic jurisdictions in which we operated. The AMS coverage was a large deductible policy where we had primary responsibility for claims under the policy. AMS provides re-insurance for covered losses and expenses in excess of $250,000 per claim, which resulted in us being substantially self-insured.

Under the AMS policies, we make payments into a risk pool fund to cover claims within our self-insured layer.  Per our contractual agreements with AMS, we are required to maintain a workers compensation deposit account in the amount of $715,000. If our payments into the fund exceed our actual losses over the life of the claims, we may receive a refund of the excess risk pool payments. Conversely, if our workers' compensation reserve risk pool deposits are less than the expected losses for any given policy period, we may be obligated to contribute additional funds to the risk pool fund.  We are under-funded in this workers compensation deposit account as of September 30, 2011.  Our third party actuarial analysis forecasts a future liability related to these policy years of approximately $2,000,000.  Our workers compensation deposit account with AMS is approximately $100,000.  We are currently making weekly payments in the amount of $25,000 to re-establish the required workers compensation deposit account. Additionally, we owe $157,000 related to the payroll audit of our policy ended March 31, 2011 and are making bi-weekly $25,000 payments to AMS for which we are fully reserved.  The final payment is scheduled to be made on December 30, 2011.

Recently, we discovered that our workers compensation deposits related to multiple policy years with AIG Insurance, dated from May 13, 2006 to June 27, 2008 were overstated by approximately $700,000.  During our review, it was determined that approximately $550,000 of the amount paid to our broker was not remitted to AIG Insurance.  Of this amount, $250,000 and $300,000 relate to our insurance policies ended May 12, 2007 and May 12, 2008, respectively.  At this time, we are unable to determine to which year the remaining $150,000 pertains, but based upon information currently available, we do not believe that this amount would be material to any of the individual years.  As such, we have adjusted for these items in the current quarter by reducing the workers compensation deposits by approximately $700,000 and expensing this amount as additional workers compensation insurance expense as is our common accounting practice for the current adjustments for change in workers compensation reserves.

We have received notice from AIG Insurance requesting additional collateral based upon contractual excess collateral agreements in the amount of approximately $3,300,000 as of September 30, 2011 relating to these same policy years.  Using third party actuarial analyses and considering the adjustments referenced above, we estimate that we may be under-collateralized with AIG Insurance by $500,000 to $1,000,000. Our liabilities associated with these collateral issues are fully reserved under our accruals for workers compensation liabilities.

Expected losses will extend over the life of the longest lived claim which may be outstanding for many years. Our current quarterly actuarial analysis is based largely on industry averages which are used as a proxy to estimate our liability. If our average claims period is longer than industry average, our actual claims could exceed our current estimates. Conversely, if our average claims period is shorter than industry average, our actual claims could be less than current reserves. We have discounted the expected liability for future losses to present value using a discount rate of 3%.

Workers' compensation expense for temporary workers is recorded as a component of our cost of services and totaled approximately $4.0 million and $2.3 million for the thirty-nine weeks ended September 30, 2011 and September 24, 2010, respectively.